Summary of Restricted Stock Units Activities (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs)
Number of RSUs
Nonvested at January 1, 2014	900,000
Granted	0
Forfeited	(300,000)
Vested	(300,000)
Nonvested at December 31, 2014	300,000
Weighted average grant date fair value
Nonvested at January 1, 2014	$ 1.43
Granted	$ 1.43
Forfeited	$ 1.43
Vested	$ 1.43
Nonvested at December 31, 2014	$ 1.43